As filed with the Securities and Exchange Commission on or about February 28,
1997

                                        Securities Act Registration No. 33-45320
                                Investment Company Act Registration No. 811-6552
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington D.C.

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

        Pre-Effective Amendment No.                                          [ ]
                                     ----
        Post-Effective Amendment No.  9                                      [X]
                                     ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

        Amendment No.  10                                                    [X]
                      ----

                        (Check appropriate box or boxes)

                          STRONG SPECIAL FUND II, INC.
               (Exact Name of Registrant as Specified in Charter)


      100 HERITAGE RESERVE
  MENOMONEE FALLS, WISCONSIN                                            53051
(Address of Principal Executive Offices)                              (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 359-3400
                                THOMAS P. LEMKE
                        STRONG CAPITAL MANAGEMENT, INC.
                              100 HERITAGE RESERVE
                       MENOMONEE FALLS, WISCONSIN  53051
                    (Name and Address of Agent for Service)



        Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Securities Act of 1933; the Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on or about February 19, 1997.

        It is proposed that this filing will become effective (check appropriate box).


        [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485
        [ ]    on (date) pursuant to paragraph (b) of Rule 485
        [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [X]    on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
        [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
        [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                          STRONG SPECIAL FUND II, INC.

     This Post-Effective Amendment to the Registration Statement of the Registrant is being filed to add prior performance information to the Registrant's prospectus through a prospectus supplement. This Post-Effective Amendment incorporates by reference the prospectus and the statement of additional information of the Registrant dated May 1, 1996, that is contained in Post-Effective Amendment No. 8 to the Registrant's Registration Statement, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-45320 and 811-6552)

                             CROSS REFERENCE SHEET

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


                                                        CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                    STATEMENT OF ADDITIONAL INFORMATION
                ---------------------                   --------------------------------------
PART A - INFORMATION REQUIRED IN PROSPECTUS
1.  Cover Page                                          Cover Page
2.  Synopsis                                            Inapplicable
3.  Condensed Financial Information                     Financial Highlights
4.  General Description of Registrant                   The Fund; Investment Objective and
                                                        Policies; Implementation of Policies
                                                        and Certain Risks; Special
                                                        Considerations; Additional
                                                        Information
5.  Management of the Fund                              Management; Additional Information
5A. Management's Discussion of Fund Performance         *
6.  Capital Stock and Other Securities                  Additional Information
7.  Purchase of Securities Being Offered                Additional Information
8.  Redemption or Repurchase                            Additional Information
9.  Pending Legal Proceedings                           Inapplicable

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page                                          Cover page
11. Table of Contents                                   Table of  Contents
12. General Information and History                     **
13. Investment Objectives and Policies                  Investment Restrictions; Investment
                                                        Policies and Techniques
14. Management of the Fund                              Directors and Officers of the Fund
                                                        Principal Shareholders; Directors and
15. Control Persons and Principal Holders of            Officers of the Fund; Investment
    Securities                                          Advisor and Distributor
16. Investment Advisory and Other Services              Investment Advisor and Distributor;
                                                        Management (in Prospectus);
                                                        Custodian; Transfer Agent and
                                                        Dividend-Disbursing Agent;
                                                        Independent Accountants; Legal
                                                        Counsel
17. Brokerage Allocation and Other Practices            Portfolio Transactions and Brokerage
18. Capital Stock and Other Securities                  Included in Prospectus under the
                                                        heading Additional Information




                                                        CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                    STATEMENT OF ADDITIONAL INFORMATION
                ---------------------                   --------------------------------------
                                                        Included in Prospectus under the
                                                        headings:  Additional Information;
                                                        and in the Statement of Additional
                                                        Information under the headings:
19. Purchase, Redemption and Pricing of Securities      Investment Advisor and Distributor;
Being Offered                                           and Determination of Net Asset Value
20. Tax Status                                          Included in Prospectus under the
                                                        heading Additional Information and
                                                        Special Considerations; and in the
                                                        Statement of Additional Information
                                                        under the heading Taxes
21. Underwriters                                        Investment Advisor and Distributor
22. Calculation of Performance Data                     Performance Information
23. Financial Statements                                Financial Statements

* Complete answer to Item is contained in Registrant's Annual Report. ** Complete answer to Item is contained in Registrant's Prospectus.

           Please file this Prospectus Supplement with your records.


                             STRONG SPECIAL FUND II
                            STRONG DISCOVERY FUND II
                             STRONG GROWTH FUND II
                       STRONG INTERNATIONAL STOCK FUND II

                 Supplement to the Prospectus dated May 1, 1996


STRONG SPECIAL FUND II

PRIOR PERFORMANCE OF SIMILAR FUND MANAGED BY THE ADVISOR. The Strong Special Fund II, which commenced operations on May 8, 1992, has been modeled after the Strong Opportunity Fund, an existing retail fund managed by the Advisor. The Strong Opportunity Fund began operations on December 31, 1985 and, as of ________, had ________ in assets. The investment objective, policies, and strategies of the Strong Opportunity Fund are substantially similar to those of the Strong Special Fund II. The Strong Special Fund II and Strong Opportunity Fund differ in one respect, the Strong Special Fund II must invest at least 80% of its assets in equity securities (65% of which must be common stocks) while the Strong Opportunity Fund must invest at least 70% of its assets in equity securities. Nevertheless, both Funds have been managed in a substantially identical manner and, as a result, the Advisor does not believe that this difference in each Fund's stated investment policies has caused any significant change in investment results. The average annual and cumulative total returns for the Strong Opportunity Fund since inception are presented in the table below.

                                                             STRONG
YEAR                                                    OPPORTUNITY FUND(1)
--------------------------------------------------------------------------------
Average Annual Returns
        1 Year
        5 Year
        10 Year
        12/31/85 - 3/31/97
Cumulative Returns

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.

Historical performance does not indicate future performance. THE STRONG OPPORTUNITY FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE PAST OR FUTURE PERFORMANCE OF THE STRONG SPECIAL FUND II. THE PERFORMANCE OF THE STRONG SPECIAL FUND II MAY BE GREATER OR LESS THAN THE PERFORMANCE OF THE STRONG OPPORTUNITY FUND DUE TO, AMONG OTHER THINGS, DIFFERENCES IN EXPENSES AND CASH FLOWS. Share prices and investment returns will fluctuate.

STRONG DISCOVERY FUND II

PRIOR PERFORMANCE OF SIMILAR FUND MANAGED BY THE ADVISOR. The Strong Discovery Fund II, which commenced operations on May 8, 1992, has been modeled after the Strong Discovery Fund, an existing retail fund managed by the Advisor. The Strong Discovery Fund began operations on December 31, 1987 and, as of _________, had _________ in assets. The investment objective, policies, and strategies of the Strong Discovery Fund are identical to those of the Strong Discovery Fund II. The average annual and cumulative total returns for the Strong Discovery Fund since inception are presented in the table below.

                                                             STRONG
YEAR                                                    DISCOVERY FUND (1)
-------------------------------------------------------------------------------
Average Annual Returns
        1 Year
        5 Year
        12/31/87 - 3/31/97
Cumulative Returns

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.

Historical performance does not indicate future performance. THE STRONG DISCOVERY FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE PRESENT OR FUTURE PERFORMANCE OF THE STRONG DISCOVERY FUND
II. THE PERFORMANCE OF THE STRONG DISCOVERY FUND II MAY BE GREATER OR LESS THAN THE PERFORMANCE OF THE STRONG DISCOVERY FUND DUE TO, AMONG OTHER THINGS, DIFFERENCES IN EXPENSES AND CASH FLOWS. Share prices and investment returns will fluctuate.

STRONG GROWTH FUND II

PRIOR PERFORMANCE OF PORTFOLIO MANAGER. From February 1989 through July 1991, Mr. Ronald C. Ognar, the current portfolio manager of the Strong Growth Fund II, managed the Kemper Growth Fund. Mr. Ognar assumed portfolio management responsibility from the Kemper Growth Fund's previous manager. As portfolio manager, Mr. Ognar was primarily responsible for the day-to-day management of the Kemper Growth Fund and no other person played a significant part in that management. During the time that Mr. Ognar managed the Kemper Growth Fund, it had an investment objective, policies, and strategies that were substantially similar to the Strong Growth Fund II. The cumulative total return for the Kemper Growth Fund from March 1, 1989 through June 30, 1991 was 62.93% as compared to 39.32% for the S&P 500 Index over the same period. The average annual total returns for the Kemper Growth Fund for the one-year period ended June 30, 1991, and for the entire period that Mr. Ognar managed the Kemper Growth Fund compared with the performance of the S&P 500 Index were:

                                     KEMPER
        YEAR                     GROWTH FUND (1)            S&P 500 INDEX(2)
------------------------------------------------------------------------------
1 Year                              15.13%                       7.39%
3/1/89 - 6/30/91(3)                 23.27%                      15.27%

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.
(2) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.
(3) From July 1991 until he joined Strong Capital Management in April of 1993, Mr. Ognar served RCM Capital Management as a portfolio manager of certain separate accounts. Mr. Ognar has been managing the Strong Growth Fund II since its inception January 2, 1997.

Historical performance does not indicate future performance. THE KEMPER GROWTH FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF THE STRONG GROWTH FUND II. Share prices and investment returns will fluctuate.

PRIOR PERFORMANCE OF SIMILAR FUND MANAGED BY THE ADVISOR. The Strong Growth Fund II, which commenced operations on December 31, 1996, has been modeled after the Strong Growth Fund, an existing retail fund managed by the Advisor. The Strong Growth Fund began operations on December 31, 1993 and, as of _______, had _______ in assets. The investment objective, policies, and strategies of the Strong Growth Fund are identical to those of the Strong Growth Fund II. The average annual and cumulative total returns for the Strong Growth Fund since inception are presented in the table below.

                                                        STRONG
YEAR                                                 GROWTH FUND(1)
-------------------------------------------------------------------------
Average Annual Returns
        1 Year
        12/31/93 - 3/31/97
Cumulative Returns

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.

Historical performance does not indicate future performance. THE STRONG GROWTH FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE PRESENT OR FUTURE PERFORMANCE OF THE STRONG GROWTH FUND II. THE PERFORMANCE OF THE STRONG GROWTH FUND II MAY BE GREATER OR LESS THAN THE PERFORMANCE OF THE STRONG GROWTH FUND DUE TO, AMONG OTHER THINGS, DIFFERENCES IN EXPENSES AND CASH FLOWS. Share prices and investment returns will fluctuate.

STRONG INTERNATIONAL STOCK FUND II

PRIOR PERFORMANCE OF SIMILAR FUND MANAGED BY THE ADVISOR. The Strong International Stock Fund II, which commenced operations on October 20, 1995, has been modeled after the Strong International Stock Fund, an existing retail fund managed by the Advisor. The Strong International Stock Fund began operations on March 4, 1992 and, as of _________, had _____ in assets. The investment objective, policies, and strategies of the Strong International Stock Fund are identical to those of the Strong International Stock Fund II. The average annual and cumulative total returns for the Strong International Stock Fund since inception are presented in the table below.

                                                      STRONG INTERNATIONAL
YEAR                                                      STOCK FUND (1)
----------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
        1 YEAR
        5 YEAR
        3/4/92 - 3/31/97
CUMULATIVE RETURNS

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.

Historical performance does not indicate future performance. THE STRONG INTERNATIONAL STOCK FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE PRESENT OR FUTURE PERFORMANCE OF THE STRONG INTERNATIONAL STOCK FUND II. THE PERFORMANCE OF THE STRONG INTERNATIONAL STOCK FUND II MAY BE GREATER OR LESS THAN THE PERFORMANCE OF THE STRONG INTERNATIONAL STOCK FUND DUE TO, AMONG OTHER THINGS, DIFFERENCES IN EXPENSES AND CASH FLOWS. Share prices and investment returns will fluctuate.

                This Prospectus Supplement is dated May 1, 1997.

                          STRONG SPECIAL FUND II, INC.

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a) Financial Statements

              Schedule of Investments in Securities
              Statement of Operations
              Statement of Assets and Liabilities
              Statement of Changes in Net Assets
              Notes to Financial Statements
              Financial Highlights
              Report of Independent Accountants

              Incorporated by reference to the Annual Report to Shareholders of the Strong Special Fund II dated December 31, 1995, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-45320 and 811-6552)

          (b) Exhibits

              (1)   Amended and Restated Articles of Incorporation
              (2)   Bylaws
              (3)   Inapplicable
              (4)   Specimen Stock Certificate
              (5)   Investment Advisory Agreement
              (6)   Distribution Agreement
              (7)   Inapplicable
              (8)   Custody Agreement
              (8.1) Global Custody Agreement
              (9)   Shareholder Servicing Agent Agreement
              (9.1) Amended and Restated Fund Participation Agreement
              (10)  Inapplicable
              (11)  Inapplicable
              (12)  Inapplicable
              (13)  Inapplicable
              (14)  Inapplicable
              (15)  Inapplicable
              (16)  Computation of Performance Figures
              (17)  Power of Attorney
              (18)  Inapplicable
              (27)  Financial Data Schedule

Item 25.  Persons Controlled by or under Common Control with Registrant

          Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities


                                                        Number of Record Holders
                  Title of Class                         as of February 1, 1997
           -------------------------------              ------------------------

           Common Stock, $.00001 par value                           8

Item 27.  Indemnification

          Officers and directors are insured under a joint errors and omissions insurance policy underwritten by American International Group, First State Insurance Company, Chubb Group, and Gulf Insurance Companies in the aggregate amount of $40,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law, Article VII of Registrant's Bylaws provides as follows:

          ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

          SECTION 7.01. Mandatory Indemnification. The corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through
          180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

          SECTION 7.02.  Permissive Supplementary Benefits.  The
          corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

          SECTION 7.03. Amendment. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

          SECTION 7.04. Investment Company Act. In no event shall the corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 28.  Business and Other Connections of Investment Advisor

          The information contained under "Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 29.  Principal Underwriters

          (a) Strong Funds Distributors, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Institutional Funds, Inc.; Strong International Bond Fund, Inc.; Strong International Stock Fund, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Schafer Value Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Total Return Fund, Inc.; and Strong Variable Insurance Funds, Inc.

          (b) The information contained under "Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          (c)  None

Item 30.  Location of Accounts and Records

          All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President, Thomas P. Lemke, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 31.  Management Services

          All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings

          The Registrant undertakes to furnish to each person to whom a prospectus is delivered, upon request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 27th day of February, 1997.

                         STRONG SPECIAL FUND II, INC.
                         (Registrant)



                         By:  /s/ John Dragisic
                              ------------------------
                              John Dragisic, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.


        NAME                          TITLE                        DATE
        ----                          -----                        ----
                       President (Principal Executive
                       Officer and acting Principal
                       Financial and Accounting Officer)
/s/ John Dragisic      and a Director                        February 27, 1997
---------------------
John Dragisic

/s/ Richard S. Strong  Chairman of the Board and a Director  February 27, 1997
---------------------
Richard S. Strong
                       Director                              February 27, 1997
---------------------
Marvin E. Nevins*
                       Director                              February 27, 1997
---------------------
Willie D. Davis*
                       Director                              February 27, 1997
---------------------
William F. Vogt*
                       Director                              February 27, 1997
---------------------
Stanley Kritzik*


* Thomas P. Lemke signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed with the SEC on or about April 21, 1995.



                                          By:  /s/ Thomas P. Lemke
                                             -------------------
                                             Thomas P. Lemke
                                             Vice President

                                 EXHIBIT INDEX


                                                                    EDGAR
Exhibit No.                       Exhibit                        Exhibit No.
-----------  -------------------------------------------------  -------------
(1)          Amended and Restated Articles of Incorporation     EX-99.B1(1)

(2)          Bylaws                                             EX-99.B2(2)

(3)          Inapplicable

(4)          Specimen Stock Certificate                         EX-99.B4(2)

(5)          Investment Advisory Agreement                      EX-99.B5(1)

(6)          Distribution Agreement                             EX-99.B6(2)

(7)          Inapplicable

(8)          Custody Agreement                                  EX-99.B8(2)

(8.1)        Global Custody Agreement                           EX-99.B8.1(2)

(9)          Shareholder Servicing Agent Agreement              EX-99.B9(2)

(9.1)        Amended and Restated Fund Participation Agreement  EX-99.B9.1(2)

(10)         Inapplicable

(11)         Inapplicable

(12)         Inapplicable

(13)         Inapplicable

(14)         Inapplicable

(15)         Inapplicable

(16)         Computation of Performance Figures                 EX-99.B16(2)

(17)         Power of Attorney (See Signature Page) (1)

(18)         Inapplicable

(27)         Financial Data Schedule                            EX-27.CLASSA

-------------------------------------
(1) Incorporated herein by reference to Pre-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Registrant filed on or about April 21, 1995.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Registrant filed on or about April 23, 1996.